Business activity and Initial Public Offering - Additional information (Detail)				1 Months Ended		12 Months Ended
	Apr. 03, 2020	Jul. 18, 2019 PEN (S/) shares	Jul. 18, 2019 USD ($) $ / shares shares	Jul. 31, 2019 PEN (S/) shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Mar. 09, 2021 PEN (S/)	Dec. 31, 2020 USD ($)
Business activity and Initial Public Offering [Line Items]
Outstanding Capital Stock Percentage						70.64%
IPO number of shares authorized | shares		9,000,000	9,000,000
IPO share price | $ / shares			$ 46.00
IPO additional call options issued | shares		1,350,000	1,350,000
IPO, Number of shares issued | shares		2,336,841	2,336,841
IPO, Shares issued on options exercised | shares		1,186,841	1,186,841
IPO, fair value of shares issued		S/ 336,950,000
fair value of shares issued net of issuance costs								S/ 684,125,000
Notional amount						S/ 18,357,632,000	S/ 12,940,167,000
Borrowings						8,389,672,000	7,778,751,000
Reactiva Peru [Member]
Business activity and Initial Public Offering [Line Items]
Loans granted during the period							6,617,142,000
Borrowings						4,976,073,000	6,659,790,000
accured Interest on borrowings							44,021,000
Peruvian Government [Member]
Business activity and Initial Public Offering [Line Items]
Borrowings						4,421,999,000
Peruvian Government [Member] | Reactiva Peru [Member]
Business activity and Initial Public Offering [Line Items]
Borrowings							5,855,826,000
accured Interest on borrowings						79,936,000
Amount allowed to withdraw from CTS Account							S/ 2,400,000
Peruvian Government [Member] | Reactiva Peru [Member] | Rescheduled loans [Member]
Business activity and Initial Public Offering [Line Items]
Borrowings						1,974,180,000
Amount of modification made during the period for bank loans						2,012,855,000
Intercorp Financial Services Inc [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		1,150,000	1,150,000
Treasury stock, sold | shares		2,418,754	2,418,754
Treasury stock, sold value		S/ 347,175,000
IPO, Treasury shares reissued | shares		2,418,754	2,418,754
Issued capital [member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares				2,336,841	2,336,841
IPO, fair value of shares issued		S/ 74,571,000		S/ 74,571,000	$ 22,714,000
fair value of shares issued net of issuance costs | $			$ 208,384,000
IPO, Issuance expense		S/ 15,957,000
Issued capital [member] | Intercorp Financial Services Inc [Member]
Business activity and Initial Public Offering [Line Items]
IPO share price | $ / shares			$ 46.00
IPO, Number of shares issued | shares		4,755,595	4,755,595
IPO, fair value of shares issued | $			$ 218,757,000
fair value of shares issued net of issuance costs		S/ 684,125,000
Share premium [member]
Business activity and Initial Public Offering [Line Items]
IPO, fair value of shares issued		S/ 262,379,000
Covid Ninteen [Member] | International Subordinated Bonds [Member]
Business activity and Initial Public Offering [Line Items]
Notional amount | $										$ 300,000,000,000
Covid Ninteen [Member] | Bottom of range [member]
Business activity and Initial Public Offering [Line Items]
Reduction in distributable dividends percentage	45.00%
Covid Ninteen [Member] | Top of range [member]
Business activity and Initial Public Offering [Line Items]
Reduction in distributable dividends percentage	25.00%
Covid Ninteen [Member] | Peruvian Financial System [Member] | Financial guarantee contracts [Member]
Business activity and Initial Public Offering [Line Items]
Provision Of Guarantees Or Collateral By Government Transactions						S/ 60,000,000,000
Banco Internacional del Per SAA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						99.30%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						99.84%	99.84%
Inteligo Group Corp [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						100.00%
Non Related Shareholder [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		3,000,000	3,000,000
Intercorp Peru [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		2,531,246	2,531,246
Interseguro [Member]
Business activity and Initial Public Offering [Line Items]
Notional amount									S/ 62,962,963
Intercorp Per Ltd [Member]
Business activity and Initial Public Offering [Line Items]
Issued capital stock, Percentage						70.65%	70.64%			70.64%